Investments in associates - Summarized aggregate financial information of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Earnings from associates – after interest and tax	$ 2,856	$ 1,330	$ 994
Investments in associates	17,673	16,991
Rosneft
Disclosure of associates [line items]
Earnings from associates – after interest and tax	2,283	922	647
Investments in associates	10,074	10,059
Other associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	573	408	347
Investments in associates	7,599	6,932
Associates
Disclosure of associates [line items]
Earnings from associates – after interest and tax	2,856	1,330	$ 994
Investments in associates	$ 17,673	$ 16,991